BASIS OF PRESENTATION	9 Months Ended
Sep. 29, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.    BASIS OF PRESENTATION

The Condensed Consolidated Financial Statements of Fifth & Pacific Companies, Inc. and its wholly-owned and majority-owned subsidiaries (the “Company”) included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) have been condensed or omitted from this report, as is permitted by such rules and regulations; however, the Company believes that its disclosures are adequate to make the information presented not misleading. It is suggested that these Condensed Consolidated Financial Statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2011 Annual Report on Form 10-K. Information presented as of December 31, 2011 is derived from audited financial statements.

Effective May 14, 2012, the Company completed its previously announced corporate name change from Liz Claiborne, Inc. to better communicate its strategic focus on growing its three global lifestyle brands (JUICY COUTURE, KATE SPADE and LUCKY BRAND) and reflect the sale of the LIZ CLAIBORNE brand to J.C. Penney Corporation, Inc. (“JCPenney”), among other recent transactions. The Company’s stock trades on the New York Stock Exchange (“NYSE”) as Fifth & Pacific Companies, Inc. under the symbol “FNP.”

The Company’s segment reporting structure reflects a brand-focused approach, designed to optimize the operational coordination and resource allocation of the Company’s businesses across multiple functional areas including specialty retail, retail outlets, concessions, wholesale apparel, wholesale non-apparel, e-commerce and licensing. The four reportable segments described below represent the Company’s brand-based activities for which separate financial information is available and which is utilized on a regular basis by the Company’s chief operating decision maker (“CODM”) to evaluate performance and allocate resources. In identifying the Company’s reportable segments, the Company considered economic characteristics, as well as products, customers, sales growth potential and long-term profitability. As such, the Company reports its operations in four reportable segments, as follows:

•

JUICY COUTURE segment – consists of the specialty retail, outlet, concession, wholesale apparel, wholesale non-apparel (including accessories, jewelry and handbags), e-commerce and licensing operations of the JUICY COUTURE brand.

•	KATE SPADE segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of the KATE SPADE and JACK SPADE brands.
•	LUCKY BRAND segment – consists of the specialty retail, outlet, wholesale apparel, wholesale non-apparel, e-commerce and licensing operations of LUCKY BRAND.
•

Adelington Design Group & Other segment – consists of: (i) exclusive arrangements to supply jewelry for the DANA BUCHMAN, LIZ CLAIBORNE and MONET brands; (ii) the wholesale non-apparel operations of the TRIFARI brand and licensed KENSIE brand; (iii) the wholesale apparel and wholesale non-apparel operations of the licensed LIZWEAR brand and other brands; and (iv) the licensed LIZ CLAIBORNE NEW YORK brand.

The operations of the Company’s AXCESS brand concluded with Kohl’s Corporation (“Kohl’s”) in Fall 2011 and the operations of its former licensed DKNY® Jeans family of brands concluded in January 2012. Each was included in the results of the Adelington Design Group & Other segment.

On November 2, 2011, the Company sold the global trademark rights for the LIZ CLAIBORNE family of brands and the trademark rights in the US and Puerto Rico for the MONET brand to JCPenney for $267.5 million. The transaction provided for the sale of domestic and international trademark rights for LIZ CLAIBORNE, CLAIBORNE, LIZ, LIZ & CO., CONCEPTS BY CLAIBORNE, LC, ELISABETH, LIZGOLF, LIZSPORT, LIZ CLAIBORNE NEW YORK and LIZWEAR and the sale of the trademark rights in the US and Puerto Rico for MONET. The LIZ CLAIBORNE NEW YORK and LIZWEAR trademarks are licensed back royalty-free to the Company until July 2020. Further, the Company serves as the exclusive supplier of jewelry to JCPenney for the LIZ CLAIBORNE and MONET brands. The transaction also included receipt by the Company of an advance of $20.0 million (refundable to JCPenney under certain circumstances) in exchange for its agreement to develop exclusive brands for JCPenney by Spring 2014.

On October 31, 2011, the Company completed a transaction (the “MEXX Transaction”) with affiliates of The Gores Group, LLC (“Gores”), pursuant to which the Company sold its global MEXX business to a company (“NewCo”) in which the Company indirectly holds an 18.75% interest and affiliates of Gores hold an 81.25% interest, for cash consideration, subject to working capital adjustments, of $85.0 million, including revolving credit facility debt that was assumed by NewCo. The assets and liabilities of the global MEXX business were reported as held for sale as of October 1, 2011. The operating loss associated with the Company’s former International-Based Direct Brands segment included allocated corporate expenses that could not be reported as discontinued operations and therefore were reported in the Company’s segment results.

On October 24, 2011, the Company sold its KENSIE, KENSIE GIRL and MAC & JAC trademarks to an affiliate of Bluestar Alliance LLC (“Bluestar”). On October 11, 2011, the Company sold its DANA BUCHMAN trademark to Kohl’s. The aggregate cash proceeds of these two transactions were $39.8 million. The Company will serve as the exclusive supplier of jewelry to Kohl’s for the DANA BUCHMAN brand through October 11, 2013. The Company also entered an exclusive license agreement to produce and sell jewelry under the KENSIE brand name.

In December 2011, the Company substantially completed the exit of its 277 MONET concessions in Europe.

During the first quarter of 2011, the Company completed the closure of 82 LIZ CLAIBORNE concessions in Europe, which included the exit and transfer of title to property and equipment of certain locations in exchange for a nominal fee.

In January 2011, the Company completed the closure of 87 LIZ CLAIBORNE branded outlet stores in the US and Puerto Rico.

The activities of the Company’s global MEXX business, its KENSIE, KENSIE GIRL and MAC & JAC brands, its closed LIZ CLAIBORNE outlet stores in the US and Puerto Rico, closed LIZ CLAIBORNE concessions in Europe and closed MONET concessions in Europe have been segregated and reported as discontinued operations for all periods presented. Certain amounts have been reclassified to conform to the current year presentation. The Company continues activities with the LIZ CLAIBORNE family of brands, MONET brand and DANA BUCHMAN brand and therefore the activities of those brands have not been presented as discontinued operations.

Summarized financial data for the aforementioned brands that are classified as discontinued operations are provided in Note 2 – Discontinued Operations.

In the opinion of management, the information furnished reflects all adjustments, all of which are of a normal recurring nature, necessary for a fair presentation of the results for the reported interim periods. Results of operations for interim periods are not necessarily indicative of results for the full year. Management has evaluated events or transactions that have occurred from the balance sheet date through the date the Company issued these financial statements.

NATURE OF OPERATIONS

Fifth & Pacific Companies, Inc. is engaged primarily in the design and marketing of a broad range of apparel and accessories. The Company’s fiscal year ends on the Saturday closest to December 31. The 2012 fiscal year, ending December 29, 2012, reflects a 52-week period, resulting in a 13-week, three-month period and a 39-week, nine-month period for the third quarter. The 2011 fiscal year, ending December 31, 2011, reflects a 52-week period, resulting in a 13-week, three-month period and a 39-week, nine-month period for the third quarter.

PRINCIPLES OF CONSOLIDATION

The Condensed Consolidated Financial Statements include the accounts of the Company. All inter-company balances and transactions have been eliminated in consolidation.

USE OF ESTIMATES AND CRITICAL ACCOUNTING POLICIES

The Company’s critical accounting policies are those that are most important to the portrayal of its financial condition and results of operations in conformity with US GAAP. These critical accounting policies are applied in a consistent manner. The Company’s critical accounting policies are summarized in Note 1 of Notes to Consolidated Financial Statements included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

The application of critical accounting policies requires that the Company make estimates and assumptions about future events and apply judgments that affect the reported amounts of revenues and expenses. Estimates by their nature are based on judgments and available information. Therefore, actual results could materially differ from those estimates under different assumptions and conditions. The Company continues to monitor the critical accounting policies to ensure proper application of current rules and regulations. During the third quarter of 2012, there were no significant changes in the critical accounting policies discussed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2011, new accounting guidance on fair value measurements was issued, which requires updates to fair value measurement disclosures to conform US GAAP and International Financial Reporting Standards. This guidance includes additional disclosure requirements about Level 3 fair value measurements and is effective for interim and annual periods beginning after December 15, 2011. The adoption of the new guidance did not affect the Company’s financial position, results of operations or cash flows, but required additional disclosure (see Note 9 – Fair Value Measurements).